Income and Expenses Relating to Life Insurance Operations - Reinsurance Benefits and Reinsurance Premiums Included in Life Insurance Premiums (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Policyholders Account In Life Insurance Business [Abstract]
Reinsurance benefits	¥ 969	¥ 1,277
Reinsurance premiums	¥ (2,438)	¥ (2,373)